Consolidated Financial Highlights (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Company, Financial Highlights [Roll Forward]
Net asset value, beginning of period (in dollars per share)			$ 19.81	$ 20.91	$ 20.91	$ 20.08	$ 20.00
Net investment income (loss) per share (in dollars per share)	$ 0.70	$ 0.53	2.00	1.49	2.08	2.34	1.41
Net unrealized and realized gain (loss) (in dollars per share)			0.43	(0.98)	(1.26)	0.52	(0.28)
Net increase (decrease) in net assets resulting from operations (in dollars per share)			2.43	0.51	0.82	2.86	1.13
Dividends declared (in dollars per share)			(1.67)	(1.42)	(1.92)	(2.07)	(1.30)
Issuance of common stock (in dollars per share)						0.04	0.25
Total increase (decrease) in net assets (in dollars per share)			0.76	(0.91)	(1.10)	0.83	0.08
Net asset value, end of period (in dollars per share)	$ 20.57	$ 20.00	$ 20.57	$ 20.00	$ 19.81	$ 20.91	$ 20.08
Shares outstanding, end of period (in shares)	72,018,635	65,352,831	72,018,635	65,352,831	70,536,678	56,838,027	15,024,425
Total return based on net asset value (in percent)			12.56%	2.43%	3.99%	14.83%	7.07%
Ratio/Supplemental Data (all amounts in thousands except ratios and shares):
Net assets, end of period (in shares)	$ 1,481,472	$ 1,307,150	$ 1,481,472	$ 1,307,150	$ 1,397,305	$ 1,188,587	$ 301,620
Weighted average shares outstanding - basic (in shares)	71,874,113	64,102,092	71,361,910	60,169,337	61,676,363	31,159,302	7,559,426
Ratio of net expenses to average net assets			10.75%	6.70%	7.99%	6.77%	7.02%
Ratio of expenses before waivers to average net assets			12.30%	8.26%	9.55%	8.26%	8.20%
Ratio of net investment income to average net assets			13.83%	9.95%	9.97%	10.55%	6.62%
Ratio of total contributed capital to total committed capital, end of period			86.48%	80.94%	86.48%	88.87%	20.57%
Asset coverage ratio	185.87%	185.74%	185.87%	185.74%	191.19%	195.10%	190.35%
Portfolio turnover rate			5.71%	13.10%	14.87%	27.18%	31.11%